Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenue:
Health care services	€ 3,492,316	€ 3,258,131	€ 10,264,821	€ 9,851,733
Health care products	926,687	799,721	2,631,771	2,395,453
Revenue	4,419,003	4,057,852	12,896,592	12,247,186
Costs of revenue:
Health care services	2,666,246	2,415,140	7,777,401	7,380,034
Health care products	406,768	375,366	1,176,992	1,092,813
Costs of revenue	3,073,014	2,790,506	8,954,393	8,472,847
Gross Profit	1,345,989	1,267,346	3,942,199	3,774,339
Operating (income) expenses:
Selling, general and administrative	724,433	742,678	2,229,333	2,136,632
(Gain) loss related to divestiture of Care Coordination activities	(2,462)	(9,806)	(13,862)	(829,860)
Research and development	49,174	25,742	136,591	95,287
Income from equity method investees	(20,544)	(17,990)	(63,058)	(52,417)
Operating income	595,388	526,722	1,653,195	2,424,697
Other (income) expense:
Interest income	(20,761)	(8,855)	(46,659)	(30,961)
Interest expense	125,485	84,765	373,586	274,512
Income before income taxes	490,664	450,812	1,326,268	2,181,146
Income tax expense	99,103	102,250	292,312	447,716
Net income	391,561	348,562	1,033,956	1,733,430
Net income attributable to noncontrolling interests	58,977	63,948	176,843	176,280
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 332,584	€ 284,614	€ 857,113	€ 1,557,150
Basic earnings per share (in dollars per share)	€ 1.10	€ 0.93	€ 2.82	€ 5.08
Diluted earnings per share (in dollars per share)	€ 1.10	€ 0.93	€ 2.82	€ 5.07